INCOME TAXES (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Apr. 01, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥)
Income Tax Contingency [Line Items]
Net income				$ 82,360	¥ 573,371	¥ 336,320	¥ 167,095
Operating loss				$ 87,116	¥ 606,484	365,719	181,969
Deferred tax assets, valuation allowance						0		¥ 1,984
Percentage of withholding tax on dividends paid to foreign investors				10.00%	10.00%
Aggregate undistributed earnings available for distribution						860,613		1,559,898
Deferred tax liabilities attributable to undistributed earning								0
PRC, Hong Kong and United States
Income Tax Contingency [Line Items]
Operating loss					¥ (229,660)
Anhui Huami
Income Tax Contingency [Line Items]
If no income tax holiday, increase effect in income tax expense					¥ 72,396	¥ 58,327	¥ 30,740
If no income tax holiday, decrease effect in basic net income per share | ¥ / shares					¥ 0.30	¥ 0.28	¥ 0.45
If no income tax holiday, decrease effect in diluted net income per share | ¥ / shares					¥ 0.28	¥ 0.26	¥ 0.45
Minimum
Income Tax Contingency [Line Items]
Underpayment of tax liability				$ 14				100
Hong Kong | Minimum
Income Tax Contingency [Line Items]
Net income						¥ 2,000
Income tax rate	8.25%
Hong Kong | Maximum
Income Tax Contingency [Line Items]
Income tax rate	16.50%
United States
Income Tax Contingency [Line Items]
Income tax rate		21.00%	35.00%
Operating loss carry forwards carry forward period				20 years	20 years
PRC
Income Tax Contingency [Line Items]
Income tax rate				25.00%	25.00%
Carryforwards								¥ 164,694
Operating loss carry forwards carry forward period				5 years	5 years
PRC | Anhui Huami
Income Tax Contingency [Line Items]
Income tax rate				15.00%	15.00%	15.00%	15.00%
Canada
Income Tax Contingency [Line Items]
Operating loss carry forwards carry forward period				20 years	20 years
Operating loss carried back period				3 years	3 years